Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Future Minimum Lease Payments [abstract]
Operating lease payments before income tax	¥ 1,444	¥ 1,204